Consolidated Statements of Preferred Shares and Shareholders' Equity/(Deficit) ₨ in Thousands, $ in Thousands	INR (₨)	USD ($)	Compulsorily Convertible Preferred Shares [Member] INR (₨)	Series H CCPS [Member] INR (₨)	Series I CCPS [Member] INR (₨)	Equity Shares [Member] INR (₨)	Equity Shares [Member] USD ($)	Additional Paid in Capital [Member] INR (₨)	Additional Paid in Capital [Member] USD ($)	Accumulated Other Comprehensive Income [Member] INR (₨)	Accumulated Other Comprehensive Income [Member] USD ($)	Accumulated Deficit [Member] INR (₨)	Accumulated Deficit [Member] USD ($)	Total APGL Shareholders' Deficit [Member] INR (₨)	Total APGL Shareholders' Deficit [Member] USD ($)	Non-Controlling Interest [Member] INR (₨)	Non-Controlling Interest [Member] USD ($)
Beginning Balance at Mar. 31, 2015			₨ 4,689,942
Issuance of CCPS				₨ 3,695,407
Accretion of CCPS			1,347,923
Ending Balance at Mar. 31, 2016			9,733,272
Beginning Balance at Mar. 31, 2015	₨ (4,442,579)					₨ 68		₨ (1,642,112)		₨ 23,192		₨ (2,828,302)		₨ (4,447,154)		₨ 4,575
Proceeds from issuance of equity shares	248							342				160		502		(254)
Accretion of CCPS	(1,347,923)							(1,347,923)						(1,347,923)
Net loss	(1,654,840)											(1,650,189)		(1,650,189)		(4,651)
Other comprehensive loss	5,615									5,615				5,615
Adjustment to share capital and reserves of predecessor on transfer of net assets via a common control transaction	(20,205)							(20,205)						(20,205)
Accretion of redeemable non-controlling interest	(29,825)											(29,825)		(29,825)
Share based compensation	51,732							51,732						51,732
Ending Balance at Mar. 31, 2016	(7,437,777)					68		(2,958,166)		28,807		(4,508,156)		(7,437,447)		(330)
Issuance of CCPS					₨ 1,658,166
Accretion of CCPS			₨ 235,852
Proceeds from issuance of equity shares	6,714,643					267		6,714,376						6,714,643
Accretion of CCPS	(235,852)							(235,852)						(235,852)
Sale of stake in subsidiary	1,337,964							12,527				1,454		13,981		1,323,983
Net loss	(1,191,569)											(1,172,645)		(1,172,645)		(18,924)
Other comprehensive loss	11,519									11,519				11,519
Conversion of CCD and CCPS	15,358,230					738		15,357,492						15,358,230
Accretion of redeemable non-controlling interest	(44,073)											(44,073)		(44,073)
Share based compensation	13,774							13,774						13,774
Ending Balance at Mar. 31, 2017	14,526,859					1,073		18,904,151		40,326		(5,723,420)		13,222,130		1,304,729
Proceeds from issuance of equity shares	20,223					3		20,220						20,223
Sale of stake in subsidiary	64,610											(234)		(234)		64,844
Accretion on non controlling interest	(6,397)											(6,397)		(6,397)
Net loss	(1,022,229)	$ (15,700)										(820,682)		(820,682)		(201,547)
Investment in subsidiary	(17,765)							55,173				(62,824)		(7,651)		(10,113)
Other comprehensive loss	(334,998)									(334,998)				(334,998)
Share based compensation	25,060							25,060						25,060
Ending Balance at Mar. 31, 2018	13,275,449	$ 203,893				₨ 1,076	$ 17	₨ 19,004,604	$ 291,885	₨ (294,672)	$ (4,526)	(6,593,471)	$ (101,267)	12,117,537	$ 186,109	₨ 1,157,912	$ 17,784
Transition impact of ASU 2016-16, taxes on inter Company transactions (ref, note 11)	₨ 20,086											₨ 20,086		₨ 20,086